Average Annual Total Returns	12 Months Ended	23 Months Ended	24 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88% [1]	20.23% [2]	21.91% [1]
YieldMax(R) Universe Fund of Option Income ETFs [Member]
Prospectus [Line Items]
Average Annual Return, Percent	6.43%		15.96%
Performance Inception Date			Jan. 16, 2024
YieldMax(R) Universe Fund of Option Income ETFs [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(5.95%)		4.00%
YieldMax(R) Universe Fund of Option Income ETFs [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.80%		7.72%
YieldMax(R) Magnificent 7 Fund of Option Income ETFs [Member]
Prospectus [Line Items]
Average Annual Return, Percent	18.78%	27.96%
Performance Inception Date		Jan. 29, 2024
YieldMax(R) Magnificent 7 Fund of Option Income ETFs [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.86%	16.22%
YieldMax(R) Magnificent 7 Fund of Option Income ETFs [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.32%	16.09%

[1]	The S&P 500® Total Return Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.
[2]	The S&P 500® Total Return Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.